Long-Term Debt and Other Financial Liabilities, Championship Cargill Sale and Leaseback (Details) $ in Thousands						1 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021 shares	Mar. 24, 2021 shares	Feb. 19, 2021 shares	Sep. 01, 2020 shares	Nov. 07, 2018 USD ($) shares	Oct. 31, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2022 USD ($) Installment shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sale and Leaseback Transaction [Abstract]
Shares issued (in shares) | shares	7,986,913	95,573	4,415,000	258,214		200,000	226,342	10,000
Fair value of stock issued								$ 70	$ 98,218	$ 71,835
Balance outstanding								$ 235,603	$ 218,551
Championship Cargill Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount					$ 23,500
Term of charter contract								5 years
Interest rate								4.71%
Deposit made under sale and leaseback agreement								$ 1,600
Shares issued (in shares) | shares					750
Fair value of stock issued					$ 1,541
Purchase obligation					14,051
Additional percentage payment for difference between market price and floor price								20.00%
Profit share amount								$ 793
Washout amount								$ 120
Number of consecutive payment installments | Installment								60
Frequency of periodic payment								monthly
Installment payment								$ 167
Balloon payment								$ 14,051
Maturity date								Nov. 07, 2023
Balance outstanding								$ 15,501
Scrubber Tranche [Member]
Sale and Leaseback Transaction [Abstract]
Face amount					$ 2,750
Balance outstanding								$ 1,089